Statutory Prospectus Supplement dated October 15, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Balanced-Risk Commodity Strategy Fund
The Fund will close to new investors other than in the circumstances outlined below effective the close of business on November 15, 2012.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on November 15, 2012, the Fund will limit public sales of its shares to certain investors.”
The following information is added as the last item under the heading “Other Information”:
“Limited Fund Offering
Effective as of the close of business on November 15, 2012, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who are invested in the Fund on or prior to November 15, 2012, may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of November 15, 2012. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of November 15, 2012. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of November 15, 2012, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to May 15, 2013.
The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

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Statutory Prospectus Supplement dated October 15, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Select Companies Fund

Invesco Balanced-Risk Commodity Strategy Fund will close to new investors other than in the circumstances outlined below effective the close of business on November 15, 2012.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on November 15, 2012, Invesco Balanced-Risk Commodity Strategy Fund will limit public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — Limited Fund Offering (Invesco Developing Markets Fund and Invesco Select Companies Fund)” is deleted in its entirety and replaced with the following:
“Limited Fund Offering (Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund)
Effective as of the close of business on November 22, 2010, Invesco Developing Markets closed to new investors. Effective as of the close of business on March 15, 2012, Invesco Select Companies Fund closed to new investors. Effective as of the close of business on November 15, 2012, Invesco Balanced-Risk Commodity Strategy Fund will close to new investors. Investors should note that the Funds reserve the right to refuse any order that might disrupt the efficient management of the Funds.
Investors who invested in Invesco Developing Markets Fund on or prior to November 22, 2010, may continue to make additional purchases in their accounts. Investors who invested in Invesco Select Companies Fund on or prior to March 15, 2012, may continue to make additional purchases in their accounts. Investors who are invested in Invesco Balanced-Risk Commodity Strategy Fund on or prior to November 15, 2012, may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund shares and may add new accounts at the plan level that may purchase Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund shares if the retirement plan had invested in Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund as of November 22, 2010, March 15, 2012, and November 15, 2012, respectively. Any brokerage firm wrap program may continue to make additional purchases of Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund shares and may add new accounts at the program level that may purchase Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund shares if the brokerage firm wrap program had invested in Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund as of November 22, 2010, March 15, 2012, and November 15, 2012, respectively. All retirement plans and brokerage firm wrap programs that had approved Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund as investment options as of November 22, 2010, March 15, 2012, and November 15, 2012, respectively, but that had not opened an account in Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund as of that date, may open an account and make purchases of Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund shares, provided that the retirement plan or the brokerage firm wrap program opened its initial account with Invesco Developing Markets

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Fund prior to October 31, 2011, with respect to Invesco Select Companies Fund opened its initial account prior to September 15, 2012, and with respect to Invesco Balanced-Risk Commodity Strategy Fund opens its initial account prior to May 15, 2013.
The Funds may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

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